Convertible notes (Tables)	12 Months Ended
Dec. 31, 2020
Convertible notes [Abstract]
Convertible notes
Total
US$’000
At January 1, 2019	—
Issuance of convertible notes	125,000
Amount classified as equity	(29,210)
Accreted interest	1,066
At December 31, 2019	96,856
Accreted interest	4,230
At December 31, 2020	101,086